PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

9.           PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2019	2020
Buildings	896	956
Furniture, fixture and equipment	13,684	14,913
Leasehold improvement	73,163	80,464
Motor vehicles	1,040	1,130
Total	88,783	97,463
Less: Accumulated depreciation	(38,641)	(49,428)
Impairment loss	—	(397)
	50,142	47,638

Depreciation expenses were $7,530, $9,296 and $9,239 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group recorded impairment loss for the property, plant and equipment of $nil, $nil and $374 for the years ended December 31, 2018, 2019 and 2020, respectively.